Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Applicable tax rate	26.50%	26.50%
Deferred tax benefit	$ 167	$ 286
US Tax Cuts and Jobs Act Two thousand seventeen [member]
Disclosure of income taxes [line items]
Deferred tax benefit		$ 205